Other income	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other income	Other income

	December 31, 2024	December 31, 2023	December 31, 2022

Non-tenant electricity income	$3,669,456	$2,191,789	$-
Insurance recovery	139,412	2,447,112	1,153,350
Inflationary effect on tax recovery	328,128	188,750	122,855
Others	170,960	310,507	54,648

Total	$4,307,956	$5,138,158	$1,330,853